Property and Equipment, Net (Details) - Schedule of amortization of capitalized development cost	Dec. 31, 2022 USD ($)
Schedule of amortization of capitalized development cost [Abstract]
2023	$ 1,740,480
2024	1,463,967
2025	971,331
2026	501,910
2027	192,039
Total	$ 4,869,727